DEFERRED TAX - Disclosure of Deferred Taxes Calculated on Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deferred Tax [Abstract]
Intangible assets - deferred tax assets	$ 5,742	$ 6,481
Intangible assets - deferred tax liability	(3,151)	0
Trading losses and other allowances	1,062	547
Net deferred tax assets	$ 3,653	$ 7,028	$ 5,778